DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2021
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE

(a)     Derivative Warrant Liability from Financing

On November 17, 2017, Neovasc completed an underwritten public offering (the “2017 Public Transaction”) of 6,609,588 Series A units (the “Series A Units”) and 19,066,780 Series B units (the “Series B Units”) of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497 before deducting the underwriting discounts and commissions and other estimated offering costs.

Each Series A Unit was comprised of:

(i)	0.001 Common Share
(ii)	one Series A Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series A Warrant Share for a period of five years following issuance (each, a “Series A Warrant”),

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(a)     Derivative Warrant Liability from Financing (continued)

(iii)	one Series B Common Share purchase warrant of the Company exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series B Warrant Share for a period of two years following issuance (each, a “Series B Warrant”); and
(iv)	0.40 Series C Warrant of the Company to purchase a unit at an exercise price of $1.46 per unit for a period of two years following issuance (each, a “Series C Unit”) comprised of 0.001 Common Shares, one Series A Warrant and one Series B Warrant.

Each Series B Unit was comprised of:

(i)	either 0.001 Common Shares or one Series D Common Share purchase warrant of the Company exercisable for 0.001 Common Shares (each, a “Series D Warrant”) at an exercise price of $1,460 per Series D Warrant Share, all of which were be pre-funded except for a nominal exercise price of $0.001 per Series D Warrant Share for a period of five years following issuance,
(ii)	one Series A Warrant,
(iii)	one Series B Warrant,
(iv)	0.40 Series C Warrant, and
(v)	1.1765 Series F Common Share purchase warrant of the Company with each warrant exercisable for 0.001 Common Shares at an exercise price of $1,610 per Series F Warrant Share for a period of two years following issuance (each, a “Series F Warrant”).

15,493 Common Shares and 3,573,830 Series D Warrants were issued as part of the Series B Unit. Since initial issuance and during the period up to December 31, 2018, all of the 3,573,830 Series D Warrants were exercised for gross proceeds of $35,738 and 3,573 Common Shares were issued from treasury. All the warrants (collectively, the “2017 Warrants”) issued pursuant to the 2017 Public Transaction and the 2017 Private Placement (as defined below) included various price adjustment clauses, some of which caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed for fixed test under IAS 32  - Financial instruments; presentation. Accordingly, the warrants have been accounted for as derivative financial liabilities and measured at fair value through profit and loss (“FVTPL”). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The total fair value of the warrants issued in connection with the 2017 Public Transaction, together with the Series E Warrants (as defined below) issued in connection with the Private Transaction (as defined below), was $89,470,273 which exceeded the transaction price giving rise to a loss of $45,132,259. Since the fair values of the derivatives were not determined using a valuation that only used data from observable markets, the loss on initial recognition has been recognized in income over the expected term of the instruments on a straight-line basis depending on the term of the warrants.

(b)     2017 Convertible Notes

On November 17, 2017, the Company also completed a brokered private placement (the “2017 Private Placement” and together with the 2017 Public Transaction the “2017 Financings”) for the sale of $32,750,000 aggregate principal amount of senior secured convertible notes of the Company (the “2017 Notes”) and Series E warrants (the “Series E Warrants”) to purchase one Common Share per Series E Warrant for gross proceeds of $27,837,500.

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(b)     2017 Convertible Notes (continued)

The 2017 Notes were issued with an original issue price of $850 per $1,000 principal amount of note. The 2017 Notes have an 18-month term and carry an interest rate of 0.0% per annum (increasing to 15% upon an event of default) from the closing date of the Private Transaction (“Private Transaction”). On September 12, 2018, the Company and the holders of 2017 Notes amended certain terms of the 2017 Notes, including a one-year extension of the maturity date of the 2017 Notes from May 17, 2019 until May 17, 2020 and certain other amendments. Upon any event of a default, the interest rate applicable to the 2017 Notes would automatically be increased to 15% per annum. Interest on the 2017 Notes, as applicable, will commence accruing on the date of issue, will be computed on the basis of a 360-day year and twelve 30-day months and became payable in cash on January 1, 2018 and on the first day of each calendar quarter thereafter up to, and including, the maturity date.

The conversion option contained within the 2017 Notes contains similar price adjustment characteristics to certain of the warrants, which precludes the 2017 Notes from being recognized within equity. The 2017 Notes contain a future-priced conversion mechanism that allows the holder of a 2017 Notes to replace the conversion price then in effect with a price (the “Alternate Conversion Price”) that is 85% of the lowest volume weighted average price (“VWAP”) of the Common Shares during the ten consecutive trading day period ending and including the date of delivery of the applicable conversion notice. The 2017 Notes are also subject to full ratchet anti-dilution provisions in certain circumstances.

Accordingly, the Company has elected to measure the 2017 Notes at FVTPL. The Series E Warrants are also classified as derivative financial liabilities and measured at FVTPL. The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy. The fair value of the convertible debt was $26,100,900 which exceeded the transaction price giving rise to a loss of $5,113,917. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument. As at December 31, 2021 the loss on initial recognition has been fully amortized.

On May 26, 2020, the Company made a final payment of $2,897,000 to holders of the 2017 Notes and $1,016,000 in 2017 Notes was converted for the issuance of 500,014 Common Shares. The Company and certain holders of the 2017 Notes have also agreed to a mutual release (the “Settlement”) in return for the issuance by the Company, in the aggregate, of 500,000 Settlement Warrants to such holders.

(c)     2019 Convertible Notes

On May 16, 2019, the Company completed a private placement of (i) 15% original issue discount convertible notes (“2019 Notes”) with a face value of $11.5 million, for gross proceeds to the Company of $9,775,000, and (ii) 334,951 Common Shares of the Company at a price of $5.15 per Common Share, for gross proceeds to the Company of $1,725,000.

The 2019 Notes have the following key terms:

●	For the first year after the closing date, interest at a rate of 8% of which 5% is payable in cash on or about May 17, 2020 (when the existing 2017 Notes issued by the Company mature). The remainder is deferred and will be due on maturity of the 2019 Notes.
●	After the first year and until maturity, interest at a rate of 10% of which 7% is payable in cash at the end of May and November each year. The remainder is deferred and will be due on maturity of the 2019 Notes.
●	The 2019 Notes were issued at an original discount of $1.725 million. A separate subscription for Common Shares of the Company by the holder of the 2019 Notes was made for this amount (at market price) concurrent with the issuance of the 2019 Notes.

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(c)     2019 Convertible Notes (continued)

●	The Company has a prepayment option whereby it may voluntarily prepay the 2019 Notes prior to maturity. Prepayment penalties of 3% (if prepaid prior to the 1st anniversary of issuance), 2% (if prepaid between the 1st and 2nd anniversaries of issuance) and 1% (if prepaid after the 2nd anniversary) apply.
●	The 2019 Notes are convertible into Common Shares of the Company at the option of the holder (however, the holder may not own > 19.99% of the total outstanding Common Shares of the Company as a result of the conversion). The conversion price fluctuates from $7.50 per common share (prior to the 2nd anniversary of issuance) to $8.50 between the 2nd and 3rd anniversaries of issuance to $9.70 after the 3rd anniversary of issuance. The conversion price would also be altered subject to certain anti-dilution provisions.

Accordingly, the 2019 Notes contain two embedded derivatives: the conversion option and the prepayment option. Accordingly, the Company has elected to measure the 2019 Notes at FVTPL. The fair values of the 2019 Notes were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy.

(d) 2020 Convertible Notes

On May 28, 2020, the Company issued senior secured convertible notes (“2020 Notes”) with a principal amount of $5 million, convertible at $2.815 per Common Share for 1,776,041 Common Shares and 2,573,959 Warrants (“May 2020 Warrants”) exercisable at $2.634 per 2020 Warrant with a 4-year term.

The 2020 Notes have the following key terms:

●	The 2020 Notes will bear interest at the rate of 8% computed on the basis of a 360-day year and twelve 30-day months and shall be payable in additional 2020 Notes on the date that is six-months after issuance and on each six-month period thereafter up to, and including, the maturity date.
●	The 2020 Notes will have a maturity date of 48 months after issuance with the holder’s option for early redemption at 24 months.
●	Change of control redemption option with option premia of 125% in the first year, 115% in the second year, 105% in the third year, and 100% thereafter.
●	The 2020 Notes are convertible into Common Shares of the Company at the option of the holder (however, the holder may not own greater than 9.99% of the total outstanding Common Shares of the Company as a result of the conversion).
●	The conversion option caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed of fixed test under IAS 32 - Financial instruments – presentation.

Accordingly, the 2020 Notes contain three embedded derivatives: change in control redemption option, the early redemption option and the conversion option, but will not be separated from the host debt instrument and the entire hybrid contract will be designated as at fair value through profit or loss. The fair values of the 2020 Notes and 2020 Warrants were calculated using the Cox Ross Rubinstein binomial tree model and have been classified as level 3 in the fair value hierarchy. The fair value of the convertible debt was $6,449,634 which exceeded the transaction price giving rise to a loss of $3,511,670. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument.

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model

The 2017 Warrants were accounted for based on the level 3 fair value estimate of Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants by using a binomial option pricing model.

The 2017 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at December 31, 2019 are summarized below:

December 31,
Valuation Date	2019
Price of Common Shares	$5.41
Dividend Yield	0%
Historical volatility of Common Shares	129.54%
Historical volatility of index	11.65%
Volatility input	70.59%
Risk-free rate	1.79%
Credit spread	23.00%

The 2019 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and at December 31, 2021, 2020 and 2019 are summarized below:

Valuation Date	December 31, 2021	December 31, 2020	December 31, 2019	May 16, 2019
Price of Common Shares	$0.47	$0.95	$5.41	$49.46
Dividend Yield	0%	0%	0%	0%
Historical volatility of Common Shares	93.47%	103.42%	124.77%	142.38%
Historical volatility of index	13.44%	23.11%	13.76%	15.66%
Volatility input	53.45%	63.26%	69.26%	79.02%
Risk-free rate	0.67%	0.19%	1.65%	2.13%
Credit spread	14.89%	18.18%	27.15%	19.64%

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The 2020 Warrants were accounted for based on the level 3 fair value estimate of the Warrants by using a binomial option pricing model.

The 2020 Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and at December 31, 2021 and 2020 are summarized below:

	December 31,	December 31,	May 28,
Valuation Date	2021	2020	2020
Price of Common Shares	$0.47	$0.95	$2.86
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	91.91%	116.72%	127.50%
Historical volatility of index	21.86%	20.74%	18.91%
Volatility input	56.89%	68.73%	73.21%
Risk-free rate	1.02%	0.26%	0.32%
Credit spread	11.13%	14.42%	19.35%

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The carrying amounts for the 2017 derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Balance, Derivative financial liability January 1, 2019	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)
Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)
Balance, derivative warrant liability from financing as at December 31, 2019, 2020 and 2021	$—	$—	$—	$—

2017 Convertible Notes
Balance, convertible notes January 1, 2019	14,617,336
Less: Exercise of 11,197,000 convertible notes	(13,095,938)
Fair value adjustment	3,878,791
Balance, convertible notes December 31, 2019	$5,400,189
Fair value adjustment, (unrealized) loss due to changes in credit spread	(17,122)
Fair value adjustment, March 31, 2020 unrealized gain	(1,599,573)
Balance, convertible notes March 31, 2020	$3,783,494
Less: Exercise of 1,016,000 convertible notes	(1,293,093)
Fair value adjustment Settlement Warrants	(807,977)
Fair value adjustment at maturity realized loss	1,214,576
Re-payment of convertible note	(2,897,000)
Balance, convertible notes December 31, 2020 and 2021	$—
2017 Convertible Notes, current	$—
2017 Convertible Notes, non-current	$—

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

2019 Convertible Notes
Fair value, May 16, 2019	$9,775,000
Fair value adjustment,	(509,520)
Balance, convertible notes December 31, 2019	$9,265,480
Re-payment of convertible note July 23 conversion	(3,613,341)
Re-payment of convertible note August 17 conversion	(1,263,884)
Fair value adjustment, Repayment warrants	(161,720)
alized loss	39,730
Fair value adjustment, realized loss	636,154
Fair value adjustment, unrealized loss due to changes in credit spread	1,292,938
Balance, convertible notes December 31, 2020	$6,195,357
Fair value adjustment, unrealized loss	104,038
Fair value adjustment, unrealized loss due to changes in credit spread	288,034
Balance, convertible notes December 31, 2021	$6,587,429

	December 31,	December 31,	December 31,
Presented on the consolidated statements of financial position as:	2021	2020	2019
2019 Convertible Notes, current	$38,633	$38,633	$1,090,561
2019 Convertible Notes, non-current	$6,548,796	$6,156,724	$8,174,919

2020 Convertible Notes
Fair value, May 26, 2020	6,449,634
Deferred loss	(3,511,670)
Amortization of deferred loss	516,938
Fair value adjustment, unrealized gain	(1,075,620)
Fair value adjustment, realized loss	37,525
Fair value adjustment, unrealized loss due to changes in credit spread	199,395
Balance, convertible notes December 31, 2020	$2,616,202
Amortization of deferred loss	877,916
Fair value adjustment, unrealized gain	(18,134)
Fair value adjustment, realized loss	3,062
Fair value adjustment, unrealized gain due to changes in credit spread	(18,726)
Balance, convertible notes December 31, 2021	$3,460,320

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The carrying amounts for the 2020 derivative warrant liability from financing are as follows:

January 2020 Warrants
Inception of the January 2020 Warrants (see Note 18(e))	6,145,620
Deferred loss	(223,791)
January 31 exercise 1,241,490 pre-funded warrants	(3,885,746)
Fair value adjustment, January 31 realized gain	(422,102)
Derecognition of deferred loss	93,813
May 28 exercise 1,185,000 Series A; 991,940 Series B	(969,133)
Fair value adjustment, May 28 realized loss	957,847
Derecognition of deferred loss	76,473
Amortization of deferred loss	63,064
Fair value adjustment, unrealized gain	(1,824,698)
Balance, December 31, 2020	$11,347
Amortization of deferred loss	20,504
Fair value adjustment, unrealized gain	(1,616)
Balance, December 31, 2021	$30,235
Number of warrants outstanding as of December 31, 2021	250,000
May 2020 Warrants
Inception of the May 2020 Warrants (see Note 18(e))	4,526,732
Deferred loss	(2,464,696)
July 23 exercise 1,424,049 warrants	(2,082,598)
August 17 exercise of 501,000 warrants	(565,221)
Derecognition of deferred loss	1,843,332
Amortization of deferred loss	126,997
Fair value adjustment, unrealized gain	(1,641,185)
Balance,December 31, 2020	$(256,639)
Amortization of deferred loss	141,414
Fair value adjustment, unrealized gain	(231,862)
Balance, December 31, 2021	$(347,087)
Number of warrants outstanding as of December 31, 2021	648,910
June 2020 Warrants
Inception of the June 2020 Warrants (see Note 18(e))	2,404,957
Deferred loss	(448,877)
Amortization of deferred loss	121,751
Fair value adjustment, unrealized gain	(2,127,007)
Balance, December 31, 2020	$(49,176)
Amortization of deferred loss	180,220
Fair value adjustment, unrealized gain	(235,947)
Balance, December 31, 2021	$(104,903)
Number of warrants outstanding as of December 31, 2021	2,912,277
August 2020 Warrants
Inception of the August 2020 Warrants (see Note 18(e))	3,511,115
Deferred loss	(3,167,758)
Amortization of deferred loss	611,854
Fair value adjustment, unrealized gain	(3,150,303)
Balance, December 31, 2020	$(2,195,092)
February 12 exercise of 125,000 warrants	(80,856)
Derecognition of deferred loss	87,118
Fair value adjustment, February 12 realized gain	(48,244)
Amortization of deferred loss	1,250,393
Fair value adjustment, unrealized gain	(177,403)
Balance, December 31, 2021	$(1,164,084)
Number of warrants outstanding as of December 31, 2021	3,274,579
December 2020 Warrants
Inception of the December 2020 Warrants (see Note 18(e))	2,051,657
Deferred loss	(1,278,414)
Amortization of deferred loss	40,279
Fair value adjustment, unrealized loss	370,769
Balance, December 31, 2020	$1,184,291
February 12 exercise of 1,828,479 warrants	(2,545,349)
Derecognition of deferred loss	341,242
Fair value adjustment, February 12 realized loss	1,943,274
Amortization of deferred loss	401,539
Fair value adjustment, unrealized gain	(1,375,260)
Balance, December 31, 2021	$(50,263)
Number of warrants outstanding as of December 31, 2021	4,402,324
2020 Repayment Warrants
Inception of the 2020 Repayment Warrants (see Note 18(e))	161,720
Fair value adjustment, unrealized gain	(152,272)
Balance, December 31, 2020	$9,448
Fair value adjustment, unrealized gain	(9,374)
Balance, December 31, 2021	$74
Number of warrants outstanding as of December 31, 2021	650,296
2020 Settlement Warrants
Inception of the 2020 Settlement Warrants (see Note 18(e))	807,977
Fair value adjustment, unrealized gain	(606,304)
Balance, December 31, 2020	$201,673
Fair value adjustment, unrealized gain	(197,134)
Balance, December 31, 2021	$4,539
Number of warrants outstanding as of December 31, 2021	500,000

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The following table lists 2020 Convertible notes and warrants and derivative warrant liabilities outstanding as at December 31, 2021:

Convertible notes – 2020 Convertible notes	$3,460,320
Derivative liability – 2020 January warrants	30,235
Derivative liability – 2020 May warrants	(347,087)
Derivative liability – 2020 June warrants	(104,903)
Derivative liability – 2020 August warrants	(1,164,084)
Derivative liability – 2020 December warrants	(50,263)
Derivative liability – 2020 Repayment warrants	74
Derivative liability – 2020 Settlement warrants	4,539
Balance, 2020 Convertible notes and warrants and derivative liabilities December 31, 2021	$1,828,831

Presented on the consolidated statements of financial position as:
2020 Convertible notes, warrants and derivative liabilities, current	$40,587
2020 Convertible notes, warrants and derivative liabilities, non-current	$1,788,244

The following table lists 2020 Convertible notes and warrants and derivative warrant liabilities outstanding as at December 31, 2020:

Convertible notes – 2020 Convertible notes	$2,616,202
Derivative liability – 2020 January warrants	11,347
Derivative liability – 2020 May warrants	(256,639)
Derivative liability – 2020 June warrants	(49,176)
Derivative liability – 2020 August warrants	(2,195,092)
Derivative liability – 2020 December warrants	1,184,291
Derivative liability – 2020 Repayment warrants	9,448
Derivative liability – 2020 Settlement warrants	201,673
Balance, 2020 Convertible notes and warrants and derivative liabilities December 31, 2020	$1,522,054

Presented on the consolidated statements of financial position as:
2020 Convertible notes, warrants and derivative liabilities, current	$37,525
2020 Convertible notes, warrants and derivative liabilities, non-current	$1,484,529

16.    DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTES (continued)

(e)     Warrants and Convertible Notes Model (continued)

The carrying amounts for the 2021 derivative warrant liability from financing are as follows:

February 2021 Warrants
Inception of the February 2021 Warrants (see Note 18(e))	$15,666,819
Deferred loss	(15,666,819)
Amortization of deferred loss	5,768,343
Fair value adjustment, unrealized gain	(15,261,310)
Balance, December 31, 2021	$(9,492,967)

Number of warrants outstanding as of December 31, 2021	18,000,000

Presented on the consolidated statements of financial position as:
Deferred loss on 2021 derivative warrant liabilities	$9,898,475
2021 Derivative warrant liabilities	$405,508